General information	12 Months Ended
Dec. 31, 2021
General information
General information

1.General information

On January 27, 2021, Knilo HoldCo AB was registered as a Swedish public limited company and renamed as Olink Holding AB (publ) (the "Company). The Company was incorporated under the laws of Sweden as a limited company (“Aktiebolag”) and has its registered office in Uppsala, Sweden. The Company was incorporated on January 4, 2019 for the purpose of the acquisition of Olink Proteomics Holding AB (“Olink Holdings”) and its subsidiaries. The Company business address is Uppsala Science Park, Dag Hammarskjölds väg 54A, SE-752 37 UPPSALA, Sweden.

The Company has ten wholly owned subsidiaries. On March 29, 2021, the Company completed its initial public offering (the "Offering") in the United States. The Company's American Depositary Shares ("ADSs") were approved for listing on The Nasdaq Global Market ("Nasdaq") under the trading ticker symbol "OLK". Trading on Nasdaq commenced at market open on March 25, 2021. The ultimate parent of the Company is Summa Equity Holding AB, Stockholm, Sweden.

The Company provides management services to its subsidiaries. The Company owns 100% of Knilo BidCo AB, a company incorporated on 4 January 2019 under the laws of Sweden and has its registered office in Uppsala, Sweden. Knilo BidCo AB owns 100% of Olink Holdings. Knilo BidCo AB was used to acquire Olink Holdings on March 7, 2019 (“Olink Acquisition”).

The ultimate parent of the Company is Summa Equity Holding AB, Stockholm, Sweden. When referring to the Company and its subsidiaries collectively, they are referred to herein as the “Successor”.

The Company's financial statements were authorized for issue by the Board of Directors on March 16, 2022.

Predecessor

Until March 7, 2019 Olink Holdings’ parent entity was Nexttobe AB, Uppsala, Sweden. The ultimate parent of Olink Holdings was Lyftet Holding BV, Amsterdam, The Netherlands.

When referring to Olink Proteomics Holding AB and its subsidiaries collectively, they are referred to herein as the “Predecessor”.

Successor and Predecessor

When referring to the Successor and Predecessor equally, they are referred to herein as “the Companies”. The Companies develop, produce, market and sell biotechnological products and services along with thereof related activities.